CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 62,937	$ 18,196
Restricted cash	185	422
Accounts receivable, net of allowance of $309 and $374 at December 31, 2021 and 2020, respectively	57,980	70,621
Inventory	17,217	12,019
Prepaid expenses and other current assets	18,833	8,602
Total current assets	157,152	109,860
Property, plant and equipment, net	7,741	4,833
Goodwill	13,641	13,641
Intangible assets, net	6,438	7,629
Right-of-use assets, net	6,585	7,882
Other non-current assets	3,942	3,837
Total assets	195,499	147,682
Current liabilities:
Accounts payable	29,709	36,849
Deferred revenue	2,902	7,521
Other accrued expenses	26,967	22,538
Senior term loan, current portion	3,187
Subordinated debt	10,577	10,065
Current portion of long-term debt	275	298
Total current liabilities	73,617	77,271
Long-term debt		2,087
Subordinated term loan - related party	37,991	34,756
Senior term loan	37,876	36,834
Convertible debt	41,343
Other long-term liabilities	20,924	17,147
Total liabilities	211,751	168,095
Stockholders’ deficit:
Common stock, $0.0001 par value; 250,000,000 shares authorized; 72,335,952 and 59,710,047 shares issued and outstanding at December 31, 2021 and 2020, respectively	7	6
Additional paid-in capital	749,592	674,906
Accumulated deficit	(765,851)	(695,325)
Total stockholders’ deficit	(16,252)	(20,413)
Total liabilities and stockholders’ deficit	$ 195,499	$ 147,682